Summary of significant accounting policies - Land Use Rights, Income Taxes, Revenue Recognition, Cost of Revenue, Project Assets, Share Based Compensation (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shareholder component	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Intangible assets, net
Useful life	8 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Project assets completed and connected to the grid
Power station cost	3,049,648	2,371,978
Less: Accumulated depreciation	(223,229)	(100,542)
Subtotal	2,826,419	2,271,436
Project assets in-process
Modules cost	26,826	30,982
Equipment, development and other cost	92,368	36,230
Subtotal	119,194	67,212
Project assets
Total Project assets	2,945,613	2,338,648
Impairment of project assets	3,043	8,073	32,574
Project assets completed and connected to the grid	3,049,648	2,371,978
Depreciation expenses of project assets	¥ 122,687	74,857	25,685
Expected useful life of solar projects	25 years
Interest capitalized	¥ 0	7,549	4,837
Solar power plant
Intangible assets, net
Useful life	20 years
Leased assets
Project assets
Carrying amount of asset sold	¥ 445,166	374,907	44,350
Cash consideration	776,763	481,252	¥ 41,808
Number of years lease payment were made quarterly			P3Y
Industrial and Commercial Bank of China | First long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	544,919	574,014
Bank loans secured by pledge of project assets	504,000	546,000
Industrial and Commercial Bank of China | Second long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	232,603	194,919
Bank loans secured by pledge of project assets	235,500	250,500
77 Bank
Project assets
Net book value of project assets pledged as collateral	6,895	894
Bank loans secured by pledge of project assets	12,542	¥ 14,277
China Merchants Bank
Project assets
Net book value of project assets pledged as collateral	351,070
China Merchants Bank | First long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	232,860
China Merchants Bank | Second long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	¥ 7,140
Minimum
Prepaid land use rights
Land use rights, lease term	40 years
Project assets
Number of years lease payment were made quarterly	P3Y
Minimum | Leased assets
Project assets
Contract term (in years)	3 years	3 years
Number of years lease payment were made quarterly	P3Y	P3Y
Maximum
Prepaid land use rights
Land use rights, lease term	50 years
Project assets
Number of years lease payment were made quarterly	P10Y
Maximum | Leased assets
Project assets
Contract term (in years)	10 years	10 years
Number of years lease payment were made quarterly	P10Y	P10Y
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells | shareholder	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells | component	1
Useful life	8 years
Customer relationship
Intangible assets, net
Useful life	5 years
Purchased software and others | Minimum
Intangible assets, net
Useful life	3 years
Purchased software and others | Maximum
Intangible assets, net
Useful life	10 years